Non-Hedge Derivative Gain (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	32	70

The net gain recorded in the nine months ended September 30, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	364	104
Fair value loss on $1.25 billion bonds (See Note E)	(46)	-
	318	104